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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Mid-Cap Value Fund

 Schedule of Investments  07/31/2011

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 8.6%

 Integrated Oil & Gas - 2.4%

 300,000

 Murphy Oil Corp.

 $

 19,266,000

 390,300

 QEP Resources, Inc.

 17,106,849

 $

 36,372,849

 Oil & Gas Drilling - 2.3%

 331,300

 Ensco PLC

 $

 17,641,725

 700,000

 Nabors Industries, Inc. *

 18,487,000

 $

 36,128,725

 Oil & Gas Exploration & Production - 3.2%

 190,000

 Devon Energy Corp.

 $

 14,953,000

 265,000

 Noble Affiliates, Inc.

 26,415,200

 200,000

 Petrohawk Energy Corp. *

 7,638,000

 $

 49,006,200

 Oil & Gas Refining & Marketing - 0.7%

 450,000

 Valero Energy Corp.

 $

 11,304,000

 Total Energy

 $

 132,811,774

 Materials - 4.8%

 Diversified Chemical - 0.9%

 170,000

 PPG Industries, Inc. (b)

 $

 14,314,000

 Metal & Glass Containers - 1.2%

 783,800

 Owens-Illinois, Inc. *

 $

 18,160,646

 Paper Packaging - 1.2%

 600,000

 Temple -Inland Inc.

 $

 18,012,000

 Specialty Chemicals - 1.5%

 475,000

 Ecolab, Inc.

 $

 23,750,000

 Total Materials

 $

 74,236,646

 Capital Goods - 7.6%

 Aerospace & Defense - 2.0%

 150,000

 L-3 Communications Holdings, Inc.

 $

 11,868,000

 800,000

 Textron, Inc. (b)

 18,504,000

 $

 30,372,000

 Construction & Engineering - 1.0%

 250,000

 Fluor Corp.

 $

 15,882,500

 Industrial Machinery - 4.6%

 275,000

 Crane Co.

 $

 12,738,000

 200,000

 Eaton Corp.

 9,590,000

 365,000

 Ingersoll-Rand Plc (b)

 13,658,300

 250,000

 Snap-On Inc.

 14,215,000

 275,000

 SPX Corp.

 20,691,000

 $

 70,892,300

 Total Capital Goods

 $

 117,146,800

 Commercial Services & Supplies - 3.0%

 Environmental & Facilities Services - 1.7%

 900,000

 Republic Services, Inc.

 $

 26,127,000

 Human Resource & Employment Services - 1.3%

 325,000

 Towers Watson & Co.

 $

 19,873,750

 Total Commercial Services & Supplies

 $

 46,000,750

 Transportation - 1.4%

 Airlines - 1.4%

 2,100,000

 Southwest Airlines Co.

 $

 20,916,000

 Total Transportation

 $

 20,916,000

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 266,700

 Lear Corp.

 $

 13,068,300

 Total Automobiles & Components

 $

 13,068,300

 Consumer Durables & Apparel - 2.5%

 Homebuilding - 1.3%

 983,000

 Toll Brothers, Inc. *

 $

 19,620,680

 Household Appliances - 1.2%

 278,100

 Whirlpool Corp.

 $

 19,252,863

 Total Consumer Durables & Apparel

 $

 38,873,543

 Consumer Services - 1.4%

 Hotels, Resorts & Cruise Lines - 1.4%

 626,700

 Wyndham Worldwide Corp.

 $

 21,677,553

 Total Consumer Services

 $

 21,677,553

 Media - 1.2%

 Broadcasting - 1.2%

 700,000

 CBS Corp. (Class B)

 $

 19,159,000

 Total Media

 $

 19,159,000

 Retailing - 2.7%

 Department Stores - 1.4%

 399,400

 Kohl's Corp.

 $

 21,851,174

 Specialty Stores - 1.3%

 1,266,500

 Staples Inc.

 $

 20,339,990

 Total Retailing

 $

 42,191,164

 Food Beverage & Tobacco - 5.4%

 Distillers & Vintners - 1.5%

 1,100,000

 Constellation Brands, Inc. *

 $

 22,429,000

 Packaged Foods & Meats - 3.9%

 515,400

 Campbell Soup Co. (b)

 $

 17,033,970

 465,000

 ConAgra, Inc.

 11,908,650

 764,400

 Sara Lee Corp.

 14,607,684

 225,000

 The J.M. Smucker Co.

 17,532,000

 $

 61,082,304

 Total Food Beverage & Tobacco

 $

 83,511,304

 Household & Personal Products - 1.0%

 Household Products - 1.0%

 400,000

 Church & Dwight Co., Inc.

 $

 16,136,000

 Total Household & Personal Products

 $

 16,136,000

 Health Care Equipment & Services - 7.5%

 Health Care Equipment - 2.5%

 275,000

 Baxter International, Inc.

 $

 15,996,750

 375,000

 Zimmer Holdings, Inc. *

 22,507,500

 $

 38,504,250

 Health Care Facilities - 1.0%

 2,879,200

 Tenet Healthcare Corp. * (b)

 $

 16,008,352

 Managed Health Care - 4.0%

 286,600

 AETNA, Inc.

 $

 11,891,034

 521,600

 CIGNA Corp.

 25,960,032

 324,000

 Humana, Inc.

 24,163,920

 $

 62,014,986

 Total Health Care Equipment & Services

 $

 116,527,588

 Pharmaceuticals & Biotechnology - 1.7%

 Life Sciences Tools & Services - 0.9%

 225,000

 Thermo Fisher Scientific, Inc. *

 $

 13,520,250

 Pharmaceuticals - 0.8%

 275,000

 Teva Pharmaceutical Industries Ltd.

 $

 12,826,000

 Total Pharmaceuticals & Biotechnology

 $

 26,346,250

 Banks - 8.2%

 Diversified Banks - 1.5%

 700,000

 Comerica, Inc. (b)

 $

 22,421,000

 Regional Banks - 6.7%

 625,000

 CIT Group, Inc. *

 $

 24,837,500

 83,524

 City National Corp.

 4,483,568

 2,400,000

 KeyCorp

 19,296,000

 350,000

 PNC Bank Corp.

 19,001,500

 6,600,000

 Popular, Inc. *

 15,840,000

 850,000

 SunTrust Banks, Inc.

 20,816,500

 $

 104,275,068

 Total Banks

 $

 126,696,068

 Diversified Financials - 6.1%

 Asset Management & Custody Banks - 1.1%

 400,000

 Northern Trust Corp.

 $

 17,962,000

 Consumer Finance - 2.5%

 440,800

 Capital One Financial Corp.

 $

 21,070,240

 678,900

 Discover Financial Services, Inc.

 17,386,629

 $

 38,456,869

 Investment Banking & Brokerage - 1.2%

 1,000,000

 TD Ameritrade Holding Corp. (b)

 $

 18,360,000

 Specialized Finance - 1.3%

 550,000

 Moody's Corp. (b)

 $

 19,585,500

 Total Diversified Financials

 $

 94,364,369

 Insurance - 8.8%

 Life & Health Insurance - 4.5%

 425,500

 Aflac, Inc.

 $

 19,598,530

 800,000

 Lincoln National Corp.

 21,200,000

 1,175,000

 UNUM Group

 28,658,250

 $

 69,456,780

 Multi-Line Insurance - 1.1%

 750,000

 Hartford Financial Services Group, Inc. (b)

 $

 17,565,000

 Property & Casualty Insurance - 2.6%

 700,000

 Allstate Corp.

 $

 19,404,000

 675,000

 Axis Capital Holdings Ltd.

 21,512,250

 $

 40,916,250

 Reinsurance - 0.6%

 125,000

 Renaissancere Holdings Ltd. (b)

 $

 8,698,750

 Total Insurance

 $

 136,636,780

 Real Estate - 6.7%

 Industrial Real Estate Investment Trust - 0.9%

 950,000

 First Potomac Realty Trust (b)

 $

 14,839,000

 Mortgage Real Estate Investment Trust - 1.1%

 1,000,000

 Annaly Capital Management, Inc.

 $

 16,780,000

 Office Real Estate Investment Trust - 2.5%

 917,800

 BioMed Property Trust, Inc.

 $

 18,007,236

 72,000

 Boston Properties, Inc. (b)

 7,729,920

 370,900

 Mack-Cali Realty Corp.

 12,339,843

 $

 38,076,999

 Retail Real Estate Investment Trust - 1.2%

 954,200

 Kimco Realty Corp. (b)

 $

 18,158,426

 Specialized Real Estate Investment Trust - 1.0%

 1,025,000

 Host Hotels & Resorts, Inc. (b)

 $

 16,246,250

 Total Real Estate

 $

 104,100,675

 Software & Services - 2.3%

 Application Software - 1.4%

 2,184,655

 Compuware Corp. *

 $

 21,103,767

 Data Processing & Outsourced Services - 0.9%

 745,571

 Western Union Co.

 $

 14,471,533

 Total Software & Services

 $

 35,575,300

 Technology Hardware & Equipment - 4.5%

 Communications Equipment - 0.8%

 514,500

 Juniper Networks, Inc. *

 $

 12,034,155

 Computer Storage & Peripherals - 1.2%

 560,000

 Western Digital Corp. *

 $

 19,297,600

 Office Electronics - 2.0%

 3,300,000

 Xerox Corp.

 $

 30,789,000

 Technology Distributors - 0.5%

 450,000

 Ingram Micro, Inc. *

 $

 8,347,500

 Total Technology Hardware & Equipment

 $

 70,468,255

 Semiconductors - 2.7%

 Semiconductor Equipment - 1.1%

 452,000

 ASM Lithography Holdings NV

 $

 16,113,800

 Semiconductors - 1.6%

 350,000

 Analog Devices, Inc.

 $

 12,040,000

 1,804,900

 Micron Technology, Inc. *

 13,302,113

 $

 25,342,113

 Total Semiconductors

 $

 41,455,913

 Telecommunication Services - 2.9%

 Integrated Telecom Services - 1.8%

 750,000

 CenturyLink, Inc.

 $

 27,832,500

 Wireless Telecommunication Services - 1.1%

 387,500

 NII Holdings, Inc. *

 $

 16,410,625

 Total Telecommunication Services

 $

 44,243,125

 Utilities - 7.0%

 Electric Utilities - 2.9%

 403,900

 Exelon Corp.

 $

 17,799,873

 975,000

 PPL Corp.

 27,202,500

 $

 45,002,373

 Multi-Utilities - 4.1%

 775,000

 Ameren Corp.

 $

 22,335,500

 925,000

 CMS Energy Corp. (b)

 17,704,500

 450,000

 Consolidated Edison, Inc. (b)

 23,670,000

 $

 63,710,000

 Total Utilities

 $

 108,712,373

 TOTAL COMMON STOCKS

 (Cost  $1,390,319,617)

 $

 1,530,855,530

 Temporary Cash Investments - 7.3%

 Repurchase Agreement - 1.3%

 4,070,000

 Barclays Plc, 0.15%, dated 7/29/11, repurchase price of $4,070,000 plus accrued interest on 8/1/11 collateralized by $4,151,400

 Government National Mortgage Association, 4.50%, 5/20/41

 $

 4,070,000

 4,070,000

 Deutsche Bank Securities, Inc., 0.2%, dated 7/29/11, repurchase price of

 $4,070,000 plus accrued interest on 8/1/11 collateralized by the following:

 $2,883,989 U.S. Treasury Bonds, 6.5%, 11/15/26

 $1,267,412 U.S. Treasury Notes, 0.75%, 12/15/13

 4,070,000

 4,070,000

 JPMorgan Securities, Inc., 0.19%, dated 7/29/11, repurchase price of

 $4,070,000 plus accrued interest on 8/1/11 collateralized by $4,151,455

 Federal National Mortgage Association, 4.5-6.5%, 6/1/37-5/1/41

 4,070,000

 4,070,000

 SG Americas Securities LLC, 0.18%, dated 7/29/11, repurchase price of $4,070,000 plus accrued interest on 8/1/11 collateralized by the following:

 $2,742,372 Federal National Mortgage Association, 4.5-5.0%, 5/1/39-2/1/41

 $1,032,189 Federal Home Loan Mortgage Corp., 3.799-5.619%, 1/1/38-7/1/41

 $376,838 Freddie Mac Giant, 5.5%, 8/1/40

 4,070,000

 4,070,000

 TD Securities, Inc., 0.13%, dated 7/29/11, repurchase price of $4,070,000 plus accrued interest on 8/1/11 collateralized by

 $4,151,505 U.S. Treasury Strip, 1.625%, 1/15/18

 4,070,000

 Total Repurchase Agreements

 $

 20,350,000

 (Cost  $20,350,000)

 $

 20,350,000

 Principal

 Amount ($)

  Value

 Securities Lending Collateral  - 6.0% (c)

 Certificates of Deposit:

 2,835,615

 Bank of America NA, 0.19%, 9/2/11

 $

 2,835,615

 2,835,615

 Bank of Montreal Chicago, 0.18%, 10/20/11

 2,835,615

 2,268,492

 Bank of Nova Scotia, 0.30%, 6/11/12

 2,268,492

 567,123

 Bank of Nova Scotia, 0.25%, 9/29/11

 567,123

 1,318,561

 BBVA Group NY, 0.47%, 8/10/11

 1,318,561

 396,986

 BNP Paribas Bank NY, 0.27%, 8/5/11

 396,986

 2,835,615

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 2,835,615

 2,268,492

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 2,268,492

 1,417,783

 National Australia Bank NY, 0.29%, 10/19/11

 1,417,783

 3,119,626

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 3,119,626

 1,701,414

 Royal Bank of Canada, 0.26%, 8/5/11

 1,701,414

 1,701,369

 Royal Bank of Canada NY, 0.32%, 12/2/11

 1,701,369

 2,835,615

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 2,835,615

 $

 26,102,306

 Commercial Paper:

 1,134,246

 American Honda Finance, 0.34%, 1/11/12

 $

 1,134,246

 1,701,100

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 1,701,100

 1,037,923

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 1,037,923

 1,543,954

 CATFIN, 0.87%, 8/4/11

 1,543,954

 1,417,777

 CBAPP, 0.20%, 8/3/11

 1,417,777

 1,135,060

 General Electric Capital Corp., 0.37%, 4/10/12

 1,135,060

 312,109

 General Electric Capital Corp., 0.44%, 11/21/11

 312,109

 2,580,290

 HSBC, 0.17%, 8/9/11

 2,580,290

 1,077,378

 JDCCPP, 0.10%, 9/20/11

 1,077,378

 2,552,053

 JPMorgan Chase & Co., 0.30%, 7/17/12

 2,552,053

 1,417,321

 NABPP, 0.19%, 10/3/11

 1,417,321

 2,550,127

 NESCAP, 0.25%, 12/20/11

 2,550,127

 2,265,616

 NORDNA, 0.28%, 1/9/12

 2,265,616

 1,817,451

 OLDLLC, 0.17%, 10/5/11

 1,817,451

 850,407

 OLDLLC, 0.17%, 10/711

 850,407

 1,417,807

 Royal Bank of Canada NY, 0.30%, 6/29/12

 1,417,807

 1,416,976

 SANCPU, 0.73%, 9/1/11

 1,416,976

 1,700,710

 Sanofi Aventis, 0.68%, 10/20/11

 1,700,710

 1,984,203

 SEB, 0.30%, 9/12/11

 1,984,203

 2,551,977

 SEB, 0.12%, 8/8/11

 2,551,977

 1,134,017

 SOCNAM, 0.22%, 9/1/11

 1,134,017

 2,835,615

 Svenska Handelsbanken, 0.29%, 6/29/12

 2,835,615

 1,520,152

 TBLLC, 0.17%, 10/12/11

 1,520,152

 1,135,510

 TBLLC, 0.18%, 10/12/11

 1,135,510

 2,835,615

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 2,835,615

 328,919

 VARFUN, 0.15%, 8/8/11

 328,919

 793,939

 VARFUN, 0.15%, 8/9/11

 793,939

 1,417,778

 VARFUN, 0.15%, 8/4/11

 1,417,778

 1,134,443

 Wachovia, 0.30%, 10/15/11

 1,134,443

 851,262

 Wachovia, 0.29%, 3/1/12

 851,262

 567,392

 Wells Fargo & Co., 0.25%, 1/24/12

 567,392

 $

 47,019,127

 Tri-party Repurchase Agreements:

 2,325,204

 Barclays Capital Plc, 0.19%, 8/1/11

 $

 2,325,204

 2,777,768

 Deutsche Bank AG, 0.18%, 8/1/11

 2,777,768

 6,688,762

 RBS Securities, Inc., 0.18%, 8/1/11

 6,688,762

 $

 11,791,734

 Shares

 Money Market Mutual Funds:

 4,253,422

 Dreyfus Preferred Money Market Fund

 $

 4,253,422

 4,253,422

 Fidelity Prime Money Market Fund

 4,253,422

 $

 8,506,844

 Total Securities Lending Collateral

 $

 93,420,011

 (Cost  $93,420,011)

 $

 93,420,011

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $113,770,011)

 $

 113,770,011

 TOTAL INVESTMENT IN SECURITIES - 106.2%

 (Cost  $1,504,089,628) (a)

 $

 1,644,625,541

 OTHER ASSETS AND LIABILITIES - (6.2)%

 $

 (95,606,211)

 TOTAL NET ASSETS - 100.0%

 $

 1,549,019,330

 *

 Non-income producing security.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $1,512,073,739 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 144,669,912

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (12,118,110)

 Net unrealized gain

 $

 132,551,802

 (b)

 At July 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

         70,000

 Boston Properties, Inc.

 $

 7,515,200

       464,900

 Campbell Soup Co.

 15,364,945

       232,300

 CMS Energy Corp.

 4,446,222

         59,800

 Comerica, Inc.

 1,915,394

         10,900

 Consolidated Edison, Inc.

 573,340

         83,400

 First Potomac Realty Trust

 1,302,708

         40,900

 Hartford Financial Services Group, Inc.

 957,878

       925,100

 Host Hotels & Resorts, Inc.

 14,662,835

       351,300

 Ingersoll-Rand Plc

 13,145,646

         42,600

 Kimco Realty Corp.

 810,678

       409,381

 Moody's Corp.

 14,578,057

           3,000

 PPG Industries, Inc.

 252,600

         10,600

 Renaissancere Holdings Ltd.

 737,654

         36,600

 TD Ameritrade Holding Corp.

 671,976

       574,100

 Tenet Healthcare Corp. *

 3,191,996

       428,225

 Textron, Inc.

 9,904,844

 Total

 $

 90,031,973

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,530,855,530

$
-

$
-

$
1,530,855,530

 Temporary Cash Investments

-

105,263,167

-

105,263,167

 Money Market Mutual Funds

8,506,844

-

-

8,506,844

 Total

$
1,539,362,374

$
105,263,167

$
-

$
1,644,625,541

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.